RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
EQUITY INVESTMENTS
For the years ended December 31, 2024, and 2023, the Company recognized $0.2 million and $1.1 million of revenue, respectively, related to license fees from the Spiegel Venture. No revenue was recognized from Nebula during 2024 and 2023 related to advertising services provided to Nebula.
For the years ended December 31, 2024, and 2023, the Company also recorded zero and $4.5 million, respectively, in cost of revenues pertaining to the revenue share arrangement with Nebula from subscription sales of certain bundled subscription packages. This revenue share was recorded in cost of revenues on the consolidated statements of operations.
As of December 31, 2024, and 2023, the impacts of the arrangements with Spiegel Venture and Nebula on the Company’s consolidated balance sheets were as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Accounts receivable	$248	$811
Accounts payable	—	374
Accrued expenses and other liabilities	8	—
For the years ended December 31, 2024, and 2023, the impacts of arrangements with the Spiegel Venture and Nebula on the Company’s consolidated statements of operations were as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Revenues	$219	$1,091
Cost of revenues	64	4,609
OPERATING LEASE
The Company sublets a portion of its office space to Hendricks Investment Holdings, LLC, which is considered a related party as it is managed by various members of the Board. The Company accounts for the arrangement as an operating lease. Refer to Note 12 - Leases for further information.